                       OPPENHEIMER CASH RESERVES

                      Supplement dated May 2, 2007
               to the Prospectus dated September 27, 2006

This supplement amends the Prospectus dated September 27, 2006.

This Prospectus is revised as follows:

1. The section titled "Purchases by Certain Retirement Plans" on page
18, should be deleted in its entirety.

May 2, 2007                                                 PS0760.024